Assets pledged and collateral (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets pledged and collateral (CHF million)
Total assets pledged or assigned as collateral	151,419	157,856
of which encumbered	90,745	96,922
Fair value of collateral received with the right to sell or repledge	402,793	373,657
of which sold or repledged	292,514	332,718
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	14,340	17,943
Swiss National Bank required minimum liquidity reserves	2,441	2,294
Bank
Assets pledged and collateral (CHF million)
Total assets pledged or assigned as collateral	145,598	152,527
of which encumbered	90,745	96,922
Fair value of collateral received with the right to sell or repledge	402,784	373,794
of which sold or repledged	292,531	332,878
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	14,340	17,943
Swiss National Bank required minimum liquidity reserves	2,312	2,178